Derivatives (Tables)	12 Months Ended
Mar. 31, 2015
Derivatives
Schedule of Derivative Instruments

Derivatives designated as cash flow hedges are as follows:

	Yen in millions
	March 31, 2014	March 31, 2015
Foreign exchange forward contracts	¥9,736	¥21,746
Interest rate swap agreements	20,587	10,014
Commodity futures	4,610	4,929

Derivatives not designated as hedging instruments are as follows:

	Yen in millions
	March 31, 2014	March 31, 2015
Foreign exchange forward contracts	¥1,800	¥1,321
Currency option contracts	53	—

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

Derivatives designated as cash flow hedges are as follows:

		Asset Derivatives
		Yen in millions
	Balance sheet location	March 31, 2014	March 31, 2015
Foreign exchange forward contracts	Other current assets	¥271	¥8

Commodity futures	Other current assets	—	47

		Liability Derivatives
		Yen in millions
	Balance sheet location	March 31, 2014	March 31, 2015
Foreign exchange forward contracts	Other current liabilities	¥1	¥1,584
Interest rate swap agreements	Other current liabilities	31	12
Commodity futures	Other current liabilities	239	324

Derivatives not designated as hedging instruments are as follows:

		Asset Derivatives
		Yen in millions
	Balance sheet location	March 31, 2014	March 31, 2015
Foreign exchange forward contracts	Other current assets	¥4	—
Currency option contracts	Other current assets	7	—

		Liability Derivatives
		Yen in millions
	Balance sheet location	March 31, 2014	March 31, 2015
Foreign exchange forward contracts	Other current liabilities	—	¥142

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

Derivatives designated as cash flow hedges are as follows:

Gains (losses) recognized in accumulated other comprehensive income

	Yen in millions
	For the year ended March 31
	2013	2014	2015
Foreign exchange forward contracts	¥277	¥(229)	¥(1,075)
Interest rate swap agreements	(6)	(5)	8
Commodity futures	(102)	(32)	19

Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)

	Statement of	Yen in millions
	income	For the year ended March 31
	location	2013	2014	2015
Foreign exchange forward contracts	Cost of sales	¥81	¥241	¥47
Interest rate swap agreements	Interest expense	(4)	(7)	(3)
Commodity futures	Cost of sales	(183)	(212)	(61)

Derivatives not designated as hedging instruments are as follows:

Gains (losses) recognized in income

	Statement of	Yen in millions
	income	For the year ended March 31
	location	2013	2014	2015
Foreign exchange forward contracts	Foreign exchange gain (loss), net	¥22	¥23	¥(336)
Currency option contracts	Foreign exchange gain (loss), net	40	18	(7)